Interest Expense (Details) - Schedule of interest expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of interest expense [Abstract]
Interest on indebtedness	$ 151,462	$ 164,253	$ 239,805
Interest on derivative instruments	12,503	11,625	(13,191)
Interest on satellite performance incentive payments	2,236	2,930	3,536
Interest on significant financing component	18,854	22,434	25,484
Interest on employee benefit plans (Note 31)	1,440	1,169	1,339
Interest on leases	1,499	1,349	1,288
Interest expense	$ 187,994	$ 203,760	$ 258,261